Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Domestic Plan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 1,512,828	¥ 1,270,243
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		580,617	486,496
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		14,763	13,891
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		902,305	755,517
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		118,509	125,218
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		324,700	212,727
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		90,598	146,796
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		215,015	169,978
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		153,483	100,798
Domestic Plan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	610,523	514,726
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		146,726	144,904
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[2]	146,726	144,904
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		58,086	56,125
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		51,318	54,474
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 37,161	¥ 34,098

[1]	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥486,496 million and ¥13,891 million, respectively, at March 31, 2020 and ¥580,617 million and ¥14,763 million, respectively, at March 31, 2021.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥56,125 million, ¥54,474 million and ¥34,098 million, respectively, at March 31, 2020 and ¥58,086 million, ¥51,318 million and ¥37,161 million, respectively, at March 31, 2021.